GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 5:            GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the carrying amount of goodwill in 2014 are as follows:

$

Balance as of January 1, 2014	27,520

Acquisition of Perion	118,880
Acquisition of Grow Mobile	17,692

Balance as of December 31, 2014	164,092

b.	Other intangible assets, net

		December 31, 2014
	Estimated Useful Life	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount

Cost:
Acquired technology	3 – 5 years	$38,515	$(15,698)	$(14,347)	$8,470
In-process R&D		2,000	-	(2,000)	-
Tradename and other	4 – 11 years	15,055	(3,041)	(3,594)	8,420

		$55,570	$(18,739)	$(19,941)	$16,890

During 2014, the Company recorded $18,739 amortization expenses. As of December 31, 2013, there were no balances of intangible assets.

In December 2014, the Company performed an impairment review of several intangible assets that were recognized in connection with the acquisition of Perion, which resulted in impairments of $19,941 that are included in impairment and restructuring charges in the statement of income for the year ended December 31, 2014. The related deferred tax liability in the amount of $3,191 has also been written off and is included in taxes on income, as tax benefit, for the year ended December 31, 2014. Such impairments resulted primarily due to lower than anticipated sales and cash flow as well as managerial decisions to abandon certain R&D projects following the completion of ClientConnect's integration process.

In 2013, the Company recorded impairment charge of $2,177 with respect to intangible assets, presented in discontinued operations.

Amortization of other intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

$

2015	5,983
2016	3,877
2017	2,496
2018	1,421
2019	701
Thereafter	2,412

16,890